Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Prepaid expenses in the opening balance	€ 571	€ 455	€ 394
Business related variations	127	93	78
Changes in the scope of consolidation	65	6
Translation adjustment	5		(17)
Reclassifications and other items	(38)	17	0
Reclassification to assets held for sale	0	0	0
Prepaid expenses in the closing balance	€ 730	€ 571	€ 455